Consolidated Statements of Changes in Members’ and Stockholders’ Equity (Deficit) - USD ($)	Members’ Contribution Previously Reported	Members’ Contribution	Preferred Units Previously Reported	Preferred Units	Common Stock Class A Previously Reported	Common Stock Class A	Common Stock Class B Previously Reported	Common Stock Class B	Subscription Receivable	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit) Previously Reported	Retained Earnings (Accumulated Deficit)	Previously Reported	Total
Balance at Dec. 31, 2022		$ 2,047,872		$ 8,902,226									$ (5,788,985)		$ 5,161,113
Balance (in Shares) at Dec. 31, 2022
Retroactive application of recapitalization		(2,047,872)		(8,902,226)		$ 3,255		$ 476			10,946,367
Retroactive application of recapitalization (in Shares)						32,547,718		4,759,642
Issuance of class A common stock						$ 19					265,280				265,299
Issuance of class A common stock (in Shares)						183,865
Share-based compensation											52,000				52,000
Net income (Loss)													(11,379,116)		(11,379,116)
Balance at Dec. 31, 2023		2,109,310		9,158,087	$ 3,274		$ 476			$ 11,263,647		$ (17,168,101)	(17,168,101)	$ (5,900,704)	(5,900,704)
Balance (in Shares) at Dec. 31, 2023					32,731,583		4,759,642
Retroactive application of recapitalization		(2,109,310)		(9,158,087)		$ 3,274		$ 476			11,263,647
Retroactive application of recapitalization (in Shares)						32,731,583		4,759,642
Issuance of class A common stock						$ 705			(6,000,000)		61,749,295				55,750,000
Issuance of class A common stock (in Shares)						7,046,147
Exercise of warrants						$ 109					45,651				45,760
Exercise of warrants (in Shares)						1,086,529
Exercise of options						$ 229					130,467				130,696
Exercise of options (in Shares)						2,302,830
Reverse capitalization, net of transaction costs						$ 800					(21,028,277)				(21,027,477)
Reverse capitalization, net of transaction costs (in Shares)						8,001,930
Subscription proceeds received									6,000,000						6,000,000
Conversion of class B common stock to class A common stock						$ 476		$ (476)
Conversion of class B common stock to class A common stock (in Shares)						4,759,642		(4,759,642)
Share-based compensation											1,416,487				1,416,487
Net income (Loss)													215,695,562		215,695,562
Balance at Dec. 31, 2024						$ 5,593					$ 53,577,270		$ 198,527,461		$ 252,110,324
Balance (in Shares) at Dec. 31, 2024						55,928,661